Business Segment and Disaggregation of Revenue (Restatement) - Schedule of Disaggregated Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	$ 10,478,550	$ 8,570,070
Cost of revenue	(8,614,316)	(6,724,479)
Gross profit	1,864,234	1,845,591
Operating expenses	(2,066,888)	(1,878,740)
Income/(loss) from operations	(202,654)	(33,149)
Finance income	23,671	20,743
Finance cost	(34,702)	(35,830)
Income/ (loss) before income taxes	(213,685)	(48,236)
Segment assets	5,666,505	5,852,951
Segment liabilities	3,921,024	3,876,955
Subscription [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	4,911,743	4,047,533
Cost of revenue	(3,452,357)	(2,382,196)
Gross profit	1,459,386	1,665,337
Equipment, device and services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	5,566,807	4,522,537
Cost of revenue	(5,161,959)	(4,342,283)
Gross profit	404,848	180,254
Satellite connectivity solution [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	6,658,181	5,612,098
Cost of revenue	(4,957,214)	(3,950,308)
Gross profit	1,700,967	1,661,790
Operating expenses	(124,265)	(74,844)
Income/(loss) from operations	1,576,702	1,586,946
Finance income	23,671	20,743
Finance cost	(29,015)	(29,370)
Income/ (loss) before income taxes	1,571,358	1,578,319
Segment assets	2,496,724	2,952,219
Segment liabilities	2,225,732	415,372
Satellite connectivity solution [Member] | Subscription [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	4,408,157	3,678,354
Cost of revenue	(2,920,327)	(2,018,989)
Gross profit	1,487,830	1,659,365
Satellite connectivity solution [Member] | Equipment, device and services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	2,250,024	1,933,744
Cost of revenue	(2,036,887)	(1,931,319)
Gross profit	213,137	2,425
Digitalization and other solution [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	3,820,369	2,957,972
Cost of revenue	(3,657,102)	(2,774,171)
Gross profit	163,267	183,801
Operating expenses
Income/(loss) from operations	163,267	183,801
Finance income
Finance cost
Income/ (loss) before income taxes	163,267	183,801
Segment assets	1,119,209	1,022,426
Segment liabilities	802,457	228,261
Digitalization and other solution [Member] | Subscription [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	503,586	369,179
Cost of revenue	(532,030)	(363,207)
Gross profit	(28,444)	5,972
Digitalization and other solution [Member] | Equipment, device and services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	3,316,783	2,588,793
Cost of revenue	(3,125,072)	(2,410,964)
Gross profit	191,711	177,829
Unallocated [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue
Cost of revenue
Gross profit
Operating expenses	(1,942,623)	(1,803,896)
Income/(loss) from operations	(1,942,623)	(1,803,896)
Finance income
Finance cost	(5,687)	(6,460)
Income/ (loss) before income taxes	(1,948,310)	(1,810,356)
Segment assets	2,050,572	1,878,306
Segment liabilities	892,835	3,233,322
Unallocated [Member] | Subscription [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue
Cost of revenue
Gross profit
Unallocated [Member] | Equipment, device and services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue
Cost of revenue
Gross profit